CONSOLIDATED BALANCE SHEETS (Parenthetical) - Gelesis - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts payable, due to related party	$ 147	$ 93
Accrued expenses and other current liabilities, due to related party	5,664	109
Notes payable, due to related party	16,523	18,936
Other long-term liabilities, due to related party	$ 2,416	$ 7,457
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	19,957,625	19,957,625
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	48,595,723	48,595,723
Ordinary shares, shares issued	2,410,552	2,155,490
Ordinary shares, shares outstanding	2,410,552	2,155,490
Series A-1
Redeemable convertible preferred stock, shares authorized	1,711,755	1,711,755
Redeemable convertible preferred stock, shares designated	1,711,755	1,711,755
Class A common stock subject to possible redemption, issued (in shares)	1,689,193	1,636,971
Class A common stock subject to possible redemption, outstanding (in shares)	1,689,193	1,636,971
Redeemable convertible preferred stock, aggregate liquidation preference	$ 7,505	$ 7,273
Series A-2
Redeemable convertible preferred stock, shares authorized	1,161,254	1,161,254
Redeemable convertible preferred stock, shares designated	1,161,254	1,161,254
Class A common stock subject to possible redemption, issued (in shares)	1,161,254	1,161,254
Class A common stock subject to possible redemption, outstanding (in shares)	1,161,254	1,161,254
Redeemable convertible preferred stock, aggregate liquidation preference	$ 3,030	$ 3,030
Series A-3
Redeemable convertible preferred stock, shares authorized	1,730,874	1,730,874
Redeemable convertible preferred stock, shares designated	1,730,874	1,730,874
Class A common stock subject to possible redemption, issued (in shares)	1,730,874	1,492,685
Class A common stock subject to possible redemption, outstanding (in shares)	1,730,874	1,492,685
Redeemable convertible preferred stock, aggregate liquidation preference	$ 5,188	$ 4,474
Series A-4
Redeemable convertible preferred stock, shares authorized	2,159,022	2,159,022
Redeemable convertible preferred stock, shares designated	2,159,022	2,159,022
Class A common stock subject to possible redemption, issued (in shares)	1,450,529	1,450,529
Class A common stock subject to possible redemption, outstanding (in shares)	1,450,529	1,450,529
Redeemable convertible preferred stock, aggregate liquidation preference	$ 5,473	$ 5,473
Series A-5
Redeemable convertible preferred stock, shares authorized	1,977,114	1,977,114
Redeemable convertible preferred stock, shares designated	1,977,114	1,977,114
Class A common stock subject to possible redemption, issued (in shares)	1,977,114	1,977,114
Class A common stock subject to possible redemption, outstanding (in shares)	1,977,114	1,977,114
Redeemable convertible preferred stock, aggregate liquidation preference	$ 24,536	$ 24,536
Series Growth
Redeemable convertible preferred stock, shares authorized	2,538,274	2,538,274
Redeemable convertible preferred stock, shares designated	2,538,274	2,538,274
Class A common stock subject to possible redemption, issued (in shares)	2,538,274	2,538,274
Class A common stock subject to possible redemption, outstanding (in shares)	2,538,274	2,538,274
Redeemable convertible preferred stock, aggregate liquidation preference	$ 31,500	$ 31,500
Series 2 Growth
Redeemable convertible preferred stock, shares authorized	2,370,803	2,370,803
Redeemable convertible preferred stock, shares designated	2,370,803	2,370,803
Class A common stock subject to possible redemption, issued (in shares)	2,370,803	2,370,803
Class A common stock subject to possible redemption, outstanding (in shares)	2,370,803	2,370,803
Redeemable convertible preferred stock, aggregate liquidation preference	$ 30,370	$ 30,370
Series 3 Growth
Redeemable convertible preferred stock, shares authorized	6,308,529	6,308,529
Redeemable convertible preferred stock, shares designated	6,308,529	6,308,529
Class A common stock subject to possible redemption, issued (in shares)	5,818,895	5,818,895
Class A common stock subject to possible redemption, outstanding (in shares)	5,818,895	5,818,895
Redeemable convertible preferred stock, aggregate liquidation preference	$ 150,768	$ 150,768